DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED Q - Collateral Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 1,610,813	$ 717,962
Digital Assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	1,595,647	673,427
Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 15,166	$ 44,535